Deferred Revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue
Amount received, included in current deferred revenue	$ 4,996	$ 875
Amount received, included in long-term deferred revenue	7,191	11,005
Chinese government stockpiling purchases of H5N1 vaccines
Deferred Revenue
Amount received, included in current deferred revenue	3,546	102
Amount received, included in long-term deferred revenue	7,191	11,005
Advances from customers
Deferred Revenue
Amount received, included in current deferred revenue	$ 1,450	$ 773